Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	₩ 3,541,597	₩ 4,218,099
Deposits in banks	743,305	78,652
Trade accounts and notes receivable, net	4,574,789	3,517,512
Other accounts receivable, net	121,899	144,480
Other current financial assets	68,203	52,403
Inventories	3,350,375	2,170,656
Prepaid income taxes	58,536	114,202
Other current assets	728,363	803,466
Total current assets	13,187,067	11,099,470
Deposits in banks	11	11
Investments in equity accounted investees	126,719	114,551
Other non-current accounts receivable, net	2,376
Other non-current financial assets	156,211	68,231
Property, plant and equipment, net	20,558,446	20,139,703
Intangible assets, net	1,644,898	1,020,088
Deferred tax assets	2,307,692	2,275,514
Defined benefit assets, net	68,276	224,997
Other non-current assets	102,819	123,447
Total non-current assets	24,967,448	23,966,542
Total assets	38,154,515	35,066,012
Liabilities
Trade accounts and notes payable	4,814,055	3,779,290
Current financial liabilities	4,069,712	3,195,024
Other accounts payable	3,401,346	2,781,941
Accrued expenses	1,218,456	651,880
Income tax payable	179,335	25,004
Provisions	173,431	197,468
Advances received	67,046	333,821
Other current liabilities	71,436	42,520
Total current liabilities	13,994,817	11,006,948
Non-current financial liabilities	8,702,745	11,124,846
Non-current provisions	92,942	89,633
Defined benefit liabilities, net	1,589	1,498
Deferred tax liabilities	6,636	9,530
Other non-current liabilities	593,285	102,129
Total non-current liabilities	9,397,197	11,327,636
Total liabilities	23,392,014	22,334,584
Equity
Share capital	1,789,079	1,789,079
Share premium	2,251,113	2,251,113
Retained earnings	8,541,521	7,518,786
Reserves	537,142	(163,446)
Total equity attributable to owners of the Controlling Company	13,118,855	11,395,532
Non-controlling interests	1,643,646	1,335,896
Total equity	14,762,501	12,731,428
Total liabilities and equity	₩ 38,154,515	₩ 35,066,012